Loss Per Share - Calculation of Earnings (Loss) Per Share (Detail) - EUR (€) € / shares in Units, € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Loss of the year attributable to Equity Holders	[1]	€ (56,395)	€ (23,606)	€ (29,114)
Weighted average number of shares outstanding		9,627,601	9,313,603	8,481,583
Earnings per share (non-fully diluted)		€ (5,860)	€ (2,530)	€ (3,430)
Outstanding warrants		674,962,000	571,444,000	319,330,000

[1]	For 2017, 2016 and 2015, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.